UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Touradji Capital Management, LP

Address:       101 Park Avenue
               48th Floor
               New York, New York 10178


Form 13F File Number: 28-11655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Tom Dwan
Title:         Chief Financial Officer
Phone:         (212) 984-8899

Signature, Place, and Date of Signing:

        /s/ Tom Dwan              New York, New York         May 15, 2006
        --------------            --------------------       --------------
        [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         ------------------------------
Form 13F Information Table Entry Total:  87
                                         ------------------------------
Form 13F Information Table Value Total:  1,456,129
                                         ---------------------------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     13F File Number:          Name:

1       28-11656                  Touradji Global Resources Master Fund, Ltd.

2                                 Touradji DeepRock Master Fund, Ltd.

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
ATP OIL & GAS CORP             COM              00208J108    90855 2069126 SH  0    DEFINED 1           0 2069126    0
ATP OIL & GAS CORP             COM              00208J108    11581  263737 SH  0    DEFINED 2           0  263737    0
ALCAN INC.                     COM              013716105     4573  100000 SH  0    DEFINED 1           0  100000    0
AMERADA HESS CORP              COM              023551104     9954   69900 SH  PUT  DEFINED 1           0   69900    0
AMERADA HESS CORP              COM              023551104    24194  169900 SH  CALL DEFINED 1           0  169900    0
AMERICAN RAILCAR INDS INC      COM              02916P103      877   25000 SH  0    DEFINED 1           0   25000    0
BJ SVCS CO                     COM              055482103     8650  250000 SH  CALL DEFINED 1           0  250000    0
BASIC ENERGY SERVICES INC      COM              06985P100     2622   88000 SH  0    DEFINED 1           0   88000    0
BASIC ENERGY SERVICES INC      COM              06985P100      890   29861 SH  0    DEFINED 2           0   29861    0
BOIS D'ARC ENERGY, INC.        COM              09738U103    33508 2012500 SH  0    DEFINED 1           0 2012500    0
BOIS D'ARC ENERGY INC          COM              09738U103     6660  400000 SH  CALL DEFINED 1           0  400000    0
CANO PETROLEUM INC             COM              137801106    12999 1624858 SH  0    DEFINED 1           0 1624858    0
CANO PETROLEUM INC             COM              137801106     2394  299294 SH  0    DEFINED 2           0  299294    0
CARRIZO OIL & GAS INC          COM              144577103    13482  518748 SH  0    DEFINED 1           0  518748    0
CARRIZO OIL & GAS INC          COM              144577103     3134  120584 SH  0    DEFINED 2           0  120584    0
DELTA PETROLEUM CORP           COM              247907207    90494 4305161 SH  0    DEFINED 1           0 4305161    0
DELTA PETROLEUM CORP           COM              247907207    11432  543844 SH  0    DEFINED 2           0  543844    0
DIAMOND OFFSHORE DRILLING INC  COM              25271C102    26377  294720 SH  0    DEFINED 1           0  294720    0
DIAMOND OFFSHORE DRILLING INC  COM              25271C102    10155  113462 SH  0    DEFINED 2           0  113462    0
EXXON MOBIL CORPORATION        COM              30231G102    28221  463700 SH  0    DEFINED 1           0  463700    0
FALCONBRIDGE LIMITED           COM              306104100     7686  219300 SH  0    DEFINED 1           0  219300    0
GMX RESOURCES INC              COM              38011M108     2622   70000 SH  0    DEFINED 1           0   70000    0
GRANT PRIDECO INC              COM              38821G101     3856   90000 SH  0    DEFINED 1           0   90000    0
GRANT PRIDECO INC              COM              38821G101     1279   29861 SH  0    DEFINED 2           0   29861    0
HALLIBURTON COMPANY            COM              406216101     6301   86292 SH  0    DEFINED 1           0   86292    0
HALLIBURTON COMPANY            COM              406216101     2216   30353 SH  0    DEFINED 2           0   30353    0
HELIX ENERGY SOLUTIONS GROUP I COM              42330P107     2502   66014 SH  0    DEFINED 1           0   66014    0
HELIX ENERGY SOLUTIONS GROUP I COM              42330P107      974   25694 SH  0    DEFINED 2           0   25694    0
HERCULES OFFSHORE INC          COM              427093109    32682  960963 SH  0    DEFINED 1           0  960963    0
HERCULES OFFSHORE INC          COM              427093109     2867   84294 SH  0    DEFINED 2           0   84294    0
HOUSTON EXPLORATION COMPANY    COM              442120101     3779   71700 SH  0    DEFINED 1           0   71700    0
MARINER ENERGY INC             COM              56845T305    10085  491724 SH  0    DEFINED 1           0  491724    0
MARINER ENERGY INC             COM              56845T305     2028   98891 SH  0    DEFINED 2           0   98891    0
MITTAL STEEL COMPANY           NY REG SH CL A   60684P101    11710  310200 SH  0    DEFINED 1           0  310200    0
MITTAL STEEL COMPANY           NY REG SH CL A   60684P101     7550  200000 SH  CALL DEFINED 1           0  200000    0
NEXEN INC                      COM              65334H102   147271 2675710 SH  0    DEFINED 1           0 2675710    0
NEXEN INC                      COM              65334H102    11767  213797 SH  0    DEFINED 2           0  213797    0
NUCOR CORP                     COM              670346105    42681  407300 SH  0    DEFINED 1           0  407300    0
NUCOR CORP                     COM              670346105    10479  100000 SH  CALL DEFINED 1           0  100000    0
OYO GEOSPACE CORP              COM              671074102     4025   68233 SH  0    DEFINED 1           0   68233    0
OYO GEOSPACE CORP              COM              671074102     1568   26573 SH  0    DEFINED 2           0   26573    0
OCCIDENTAL PETROLEUM CORP      COM              674599105     9960  107500 SH  0    DEFINED 1           0  107500    0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    14681  100000 SH  PUT  DEFINED 1           0  100000    0
OLYMPIC STEEL, INC.            COM              68162K106     5318  176193 SH  0    DEFINED 1           0  176193    0
PARALLEL PETE CRP (DEL)        COM              699157103     1905  103256 SH  0    DEFINED 1           0  103256    0
PARALLEL PETE CRP (DEL)        COM              699157103      541   29315 SH  0    DEFINED 2           0   29315    0
PATTERSON-UTI ENERGY INC       COM              703481101    13325  416915 SH  0    DEFINED 1           0  416915    0
PATTERSON UTI ENERGY INC       COM              703481101     1535   48030 SH  0    DEFINED 2           0   48030    0
PENN VA CORP                   COM              707882106    11078  156032 SH  0    DEFINED 1           0  156032    0
PENN VA CORP                   COM              707882106     3957   55733 SH  0    DEFINED 2           0   55733    0
PIONEER DRILLING CO.           COM              723655106     8905  542000 SH  0    DEFINED 1           0  542000    0
PIONEER DRILLING CO.           COM              723655106     2031  123627 SH  0    DEFINED 2           0  123627    0
QUICKSILVER RESOURCES INC      COM              74837R104    11443  296000 SH  0    DEFINED 1           0  296000    0
QUICKSILVER RESOURCES INC      COM              74837R104     5099  131882 SH  0    DEFINED 2           0  131882    0
RANGE RESOURCES CORP           COM              75281A109    19196  702888 SH  0    DEFINED 1           0  702888    0
RANGE RESOURCES CORP           COM              75281A109     5012  183518 SH  0    DEFINED 2           0  183518    0
SCHLUMBERGER LTD               COM              806857108    35440  280000 SH  PUT  DEFINED 1           0  280000    0
SCHLUMBERGER LTD               COM              806857108    25314  200000 SH  CALL DEFINED 1           0  200000    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    10880  200000 SH  PUT  DEFINED 1           0  200000    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    16320  300000 SH  PUT  DEFINED 1           0  300000    0
SOUTHWESTERN ENERGY CO         COM              845467109     5192  161300 SH  0    DEFINED 1           0  161300    0
STEEL DYNAMICS INC             COM              858119100     8243  145300 SH  0    DEFINED 1           0  145300    0
STONE ENERGY CORP              COM              861642106    97856 2217457 SH  0    DEFINED 1           0 2217457    0
STONE ENERGY CORP              COM              861642106    18853  427204 SH  0    DEFINED 2           0  427204    0
STORM CAT ENERGY CORP          COM              862168101    14764 4954264 SH  0    DEFINED 1           0 4954264    0
STORM CAT ENERGY CORP          COM              862168101     1375  461518 SH  0    DEFINED 2           0  461518    0
SUNOCO INC                     COM              86764P109     7757  100000 SH  0    DEFINED 1           0  100000    0
TALISMAN ENERGY INC            COM              87425E103   121069 2276580 SH  0    DEFINED 1           0 2276580    0
TALISMAN ENERGY INC            COM              87425E103     8195  154108 SH  0    DEFINED 2           0  154108    0
TALISMAN ENERGY INC            COM              87425E103    15954  300000 SH  CALL DEFINED 1           0  300000    0
TODCO                          CL A             88889T107     5068  128600 SH  0    DEFINED 1           0  128600    0
TODCO                          CL A             88889T107     2147   54491 SH  0    DEFINED 2           0   54491    0
TRICO MARINE SERVICES, INC     COM              896106200     4446  137632 SH  0    DEFINED 1           0  137632    0
TRICO MARINE SERVICES, INC     COM              896106200     1732   53608 SH  0    DEFINED 2           0   53608    0
UNITED STATES STL CORP NEW     COM              912909108    31323  516200 SH  0    DEFINED 1           0  516200    0
UNITED STATES STL CORP NEW     COM              912909108     9102  150000 SH  CALL DEFINED 1           0  150000    0
VALERO ENERGY CORP             COM              91913Y100    28450  475920 SH  0    DEFINED 1           0  475920    0
VALERO ENERGY CORP             COM              91913Y100     9554  159826 SH  0    DEFINED 2           0  159826    0
WESTERN REFINING, INC          COM              959319104     7669  354720 SH  0    DEFINED 1           0  354720    0
WESTSIDE ENERGY CORP           COM              96149R100     1755  491704 SH  0    DEFINED 1           0  491704    0
WESTSIDE ENERGY CORP           COM              96149R100      428  119857 SH  0    DEFINED 2           0  119857    0
NABORS INDUSTRIES, LTD         COM              G6359F103     6659   93028 SH  0    DEFINED 1           0   93028    0
NOBLE CORP                     SHS              G65422100     4791   59080 SH  0    DEFINED 1           0   59080    0
NOBLE CORP                     SHS              G65422100     1461   18011 SH  0    DEFINED 2           0   18011    0
TRANSOCEAN INC                 ORD              G90078109    80230  999132 SH  0    DEFINED 1           0  999132    0
TRANSOCEAN INC                 ORD              G90078109    15001  186815 SH  0    DEFINED 2           0  186815    0
TRANSOCEAN INC                 ORD              G90078109    36135  450000 SH  CALL DEFINED 1           0  450000    0